Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Invoices	[1]	S/ 571,438	S/ 523,175
Unbilled services received		592,254	508,448
Invoices		567,437	513,418
Unbilled services received		592,254	508,448
Invoices		4,001	9,757
Unbilled services received
Infrastructure [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Invoices		43,868	67,617
Unbilled services received		46,759	47,573
Energy [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Invoices		83,495	87,282
Unbilled services received		28,321	36,977
Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Invoices		431,294	349,114
Unbilled services received		492,240	390,172
Real Estate [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Invoices		8,430	15,035
Unbilled services received		13,192	20,904
Parent Company and Other Entities [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Invoices		4,351	4,127
Unbilled services received		S/ 11,742	12,822
Linea 1 - Metro de Lima [Member] | Infrastructure [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Transporte Urbano de Lima S.A.
Invoices		S/ 21,371	43,768
Unbilled services received		S/ 20,902	18,281
Operation and maintenance - Roads [Member] | Infrastructure [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Road concessions
Invoices		S/ 22,497	23,849
Unbilled services received		S/ 25,857	29,292
Oil exploration and production [Member] | Energy [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Unna Energia S.A.
Invoices		S/ 60,155	72,553
Unbilled services received		S/ 11,015	18,823
Petroleum storage and dispatch [Member] | Energy [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Terminales del Peru
Invoices		S/ 2,551	7,286
Unbilled services received		S/ 8,493	9,905
Gas processing and commercialization [Member] | Energy [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Unna Energia S.A.
Invoices		S/ 10,114	4,983
Unbilled services received		7,699	6,834
Others [Member] | Energy [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Invoices		10,675	2,460
Unbilled services received		1,114	1,415
Others [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Invoices		23,899	23,170
Unbilled services received		S/ 21,607	32,227
Jorge Chavez Airport [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity	[2]	Cumbra Peru S.A.
Invoices	[2]	S/ 163,471	79,424
Unbilled services received	[2]	S/ 168,325	152,492
Project San Gabriel - Buenaventura [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity	[3]	Cumbra Peru S.A.
Invoices	[3]	S/ 32,052	289
Unbilled services received	[3]	S/ 23,255	564
Planta de Flotacion de Particulas Gruesas [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 37,773	6,027
Unbilled services received		S/ 14,707	14,966
Concentrator Plant and tunnel of Quellaveco [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 3,796	45,143
Unbilled services received		S/ 2,579	24,977
Project Via Expresa Linea Amarilla [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices
Unbilled services received		S/ 5,854	6,057
EPC Captacion Agua Mar y Afluentes UA - PMRT [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 24,787	36,779
Unbilled services received		S/ 5,060	9,080
Planta Oxidos Marcobre [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices
Unbilled services received		S/ 3,633	3,737
EPC Planta Hidrogeno UA - PMRT [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 24,449	40,865
Unbilled services received		S/ 8,053	19,029
Gasoducto Piura Project [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 2,516	3,983
Unbilled services received		S/ 2,716	9,457
Project C. Comercial Parque Arauco La Molina [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 3,479
Unbilled services received		S/ 2,636
Generating Plant Machu Picchu [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 2	3,255
Unbilled services received		S/ 1,144	1,637
Concentradora Toquepala [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 10,650	17,980
Unbilled services received		S/ 880	7,295
Refineria Talara [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 4,323	2,971
Unbilled services received		S/ 1,363	7,824
Desilting of the Chicama River [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 2,605	2,380
Unbilled services received
Cerro del Aguila Hydroelectric Power Plant [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 914	1,120
Unbilled services received
Filtro de Relaves Quebrada Honda [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 31	10,930
Unbilled services received			2,746
EPC Edificios UA – PMRT [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Peru S.A.
Invoices		S/ 3,340	4,276
Unbilled services received		S/ 2,454	2,928
Proyecto Quebrada Blanca [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Vial y Vives - DSD S.A.
Invoices		S/ 34,543	38,508
Unbilled services received		S/ 26,395	25,892
Engineering and Construction Works [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Vial y Vives - DSD S.A.
Invoices		S/ 7,478	7,902
Unbilled services received		S/ 21,633	28,115
Proyecto Santa Monica [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity	[4]	Morelco S.A.S.
Invoices	[4]	S/ 36,477
Unbilled services received	[4]	S/ 115,236
Proyecto Termosuria [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Morelco S.A.S.
Invoices		S/ 2,219	1,095
Unbilled services received		S/ 49,703	19,651
Engineering and Construction Works [Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Morelco S.A.S.
Invoices		S/ 9,222	10,471
Unbilled services received		S/ 9,038	12,039
Project Mina Gold Fields La Cima S.A.[Member] | Engineering And Construction [Member]
Trade Accounts Payable (Details) - Schedule of Invoices Payable and Unbilled Services [Line Items]
Entity		Cumbra Ingenieria S.A.
Invoices		S/ 3,268	12,546
Unbilled services received		S/ 5,969	S/ 9,459

[1]	Invoices payable and unbilled services rendered by major projects are presented below:
[2]	The increase corresponds to project activities related to the construction of the Jorge Chavez airport terminal of the subsidiary Cumbra Peru S.A.
[3]	The increase corresponds to the increase in operations from the beginning of 2023 due to the execution of earthmoving works for the San Gabriel project of the subsidiary Cumbra Peru S.A.
[4]	The increase corresponds to the increase in operations from the beginning of 2023 due to the execution of works for the Santa Monica project of the indirect subsidiary Morelco S.A.S.